Financial Statements Schedule 1 - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OPERATING ACTIVITIES
Loss for the year	¥ 9,052	$ 1,391	¥ (25,924)	¥ (28,567)
Operating cash flows before movements in working capital	183,414	28,191	148,206	111,231
Decrease (increase) in prepayments	(206,950)	(31,807)	(82,407)	305,960
FINANCING ACTIVITIES
Advance from a shareholder	10,149	1,560	4,455	6,172
Repayment to a shareholder	(2,805)	(431)	(14,736)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	(17,189)	(2,642)	(35,631)	24,702
NET DECREASE IN CASH AND CASH EQUIVALENTS	(146,880)	(22,574)	80,090	258,882
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	360,000
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	1,693	260	(538)	1,375
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	360,000	$ 55,331	360,000
Parent [Member]
OPERATING ACTIVITIES
Loss for the year	(3,620)		(7,964)	(10,086)
Exchange loss	(2,290)		2,601	2,911
Operating cash flows before movements in working capital	(5,910)		(5,363)	(7,175)
Decrease (increase) in prepayments	2		(4)	2
(Decrease) increase in other payables	(828)		(6,360)	543
NET CASH USED IN OPERATING ACTIVITIES	(6,736)		(11,727)	(6,630)
FINANCING ACTIVITIES
Advance from a subsidiary	10,518		21,911	361
Repayment to subsidiary	(11,175)
Advance from a shareholder	10,149		4,455	6,172
Repayment to a shareholder	(2,805)		(14,736)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	6,687		11,630	6,533
NET DECREASE IN CASH AND CASH EQUIVALENTS	(49)		(97)	(97)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	51		139	161
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	¥ (2)		9	75
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances			¥ 51	¥ 139